SHORT-TERM BUSINESS FINANCING (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-term Business Financing
Merchant cash advances net of unamortized fees	$ 1,921,439	$ 1,386,008